Income Taxes - Summary of Current and Deferred Components of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Expense Benefit Continuing Operations [Abstract]
Current tax	¥ 153,947,311	$ 22,390,708	¥ 193,428,603	¥ 96,219,834
Deferred tax	6,238,534	907,357	(6,777,448)	(12,296,224)
Total	¥ 160,185,845	$ 23,298,065	¥ 186,651,155	¥ 83,923,610